Lease (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Lease
Schedule of Lease Cost

Operating lease expense for the six and three months ended June 30, 2025 and 2024 was as follows:

	Six Months Ended June 30,		Three Months Ended June 30,
	2025	2024	2025	2024

Operating lease cost – straight line	$375,157	$366,327	192,719	183,138
Operating lease expense for the years ended December 31, 2024 and 2023 was as follows:
	2024	2023

Operating lease cost – straight line	$802,044	$831,262

Schedule of Operating Lease Liability Maturity

The following is a schedule, by years, of maturities of operating lease liabilities as of June 30:

Operating Leases
2025	$379,690
2026	653,567
2027	54,747
2028	45,623
Thereafter	-
Total undiscounted cash flows	1,133,627
Less: imputed interest	(30,223)
Present value of lease liabilities	1,103,404

The following is a schedule, by years, of maturities of operating lease liabilities as of December 31,2024:

Operating Leases
2025	$788,186
2026	672,549
2027	71,881
2028	42,958
Thereafter	1,575,574
Total undiscounted cash flows
Less: imputed interest	(55,645)
Present value of lease liabilities	1,519,929

Schedule of Lease Term and Discount Rate

June 30, 2025
Weighted-average remaining lease term – years
Operating leases – USA	1.34
Operating leases – Malaysia	3.30

Weighted-average discount rate (%)
Operating leases – USA	3.36
Operating leases – Malaysia	2.78

December 31, 2024
Weighted-average remaining lease term – years
Operating leases – USA	1.87
Operating leases – Malaysia	3.79

Weighted-average discount rate (%)
Operating leases – USA	3.49
Operating leases – Malaysia	2.78

Schedule of Supplemental Cash Flow Information Related to Leases

Supplemental cash flow information related to leases where the Company was the lessee for the six months ended June 30, 2025 and 2024 was as follows:

	2025	2024

Operating cash outflows from operating leases	$375,157	$366,052

Supplemental cash flow information related to leases where the Company was the lessee for the year ended December 31, 2024 and 2023 was as follows:

	2024	2023

Operating cash outflows from operating leases	$810,960	$814,230

Schedule of Finance Lease Expenses

Finance lease expense for the six and three months ended June 30, 2025 and 2024 was as follows:

	Six Months Ended June 30,		Three Months Ended June 30,
	2025	2024	2025	2024

Finance lease cost – straight line	$22,503	$22,503	11,251	11,251

Schedule of Finance Lease Liabilities

The following is a schedule, by years, of maturities of finance lease liabilities as of June 30:

Operating Leases
2025	$12,991
2026	22,180
2027	20,332
Thereafter	-
Total undiscounted cash flows	55,503
Less: imputed interest	(3,277)
Present value of lease liabilities	52,226

Schedule of Supplemental Finance Cash Flow Information Related to Leases

Supplemental cash flow information related to leases where the Company was the lessee for the six months ended June 30, 2025 and 2024 was as follows:

	2025	2024

Operating cash outflows from finance leases	$22,503	$22,503